LONG-TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2021
Long-term Investments
Schedule of Long term Investments

	As of December 31,
	2020	2021

	(HK$ in thousands)

Equity method investments (1)	—	7,798
Equity investments without readily determinable fair values (2)	—	15,596
Total	—	23,394